Tax - Tax reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	$ 8,777	$ 13,347	$ 19,890
Taxation at UK corporation tax rate of 19.00% (2019: 19.00%; 2018: 19.00%)	1,668	2,536	3,779
Impact of differently taxed overseas profits in overseas locations	178	253	264
– non-UK movements in unrecognised deferred tax	608	12	32
– UK tax losses not recognised	444	364	435
– other permanent disallowables	322	481	396
– local taxes and overseas withholding taxes	228	484	437
– bank levy	202	184	191
– adjustments in respect of prior period liabilities	78	277	34
– impacts of hyperinflation	65	29	78
– impact of changes in tax rates	58	(11)	17
– non-deductible regulatory settlements	33	5	153
– non-deductible goodwill write-down	0	1,421	0
– non-taxable income and gains	(515)	(844)	(691)
– deductions for AT1 coupon payments	(310)	(263)	0
– effect of profits in associates and joint ventures	(250)	(467)	(492)
– UK banking surcharge	(113)	29	229
– non-deductible UK customer compensation	(18)	382	16
– non-taxable gain on dilution of shareholding in SABB	0	(181)	0
– other items	0	(52)	(13)
Total tax expense	$ 2,678	$ 4,639	$ 4,865
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Taxation at UK corporation tax rate of 19.00% (2019: 19.00%; 2018: 19.00%)	19.00%	19.00%	19.00%
Impact of differently taxed overseas profits in overseas locations	2.00%	1.90%	1.30%
– non-UK movements in unrecognised deferred tax	6.90%	0.10%	0.20%
– UK tax losses not recognised	5.10%	2.70%	2.20%
– other permanent disallowables	3.60%	3.60%	2.00%
– local taxes and overseas withholding taxes	2.60%	3.60%	2.20%
– bank levy	2.30%	1.40%	1.00%
– adjustments in respect of prior period liabilities	0.90%	2.10%	0.20%
– impacts of hyperinflation	0.70%	0.20%	0.40%
– impact of changes in tax rates	0.60%	(0.10%)	0.10%
– non-deductible regulatory settlements	0.40%	0.00%	0.80%
– non-deductible goodwill write-down	0.00%	10.70%	0.00%
– non-taxable income and gains	(5.80%)	(6.30%)	(3.50%)
– deductions for AT1 coupon payments	(3.50%)	(2.00%)	0.00%
– effect of profits in associates and joint ventures	(2.80%)	(3.50%)	(2.50%)
– UK banking surcharge	(1.30%)	0.20%	1.10%
– non-deductible UK customer compensation	(0.20%)	2.90%	0.10%
– non-taxable gain on dilution of shareholding in SABB	0.00%	(1.30%)	0.00%
– other items	0.00%	(0.40%)	(0.10%)
Average effective tax rate	30.50%	34.80%	24.50%